Bank Borrowings	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Bank borrowings

13. Bank borrowings

	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
- Non-current	39,774	746,807	184,124
- Current	13,255	95,008	23,424
	53,029	841,815	207,548

On August 29, 2023, the Group entered into a borrowing agreement with a financial institution in Malaysia to borrow MYR 69,000, which bears a fixed rate of 3.55% per annum and with maturity date on August 29, 2028. As of December 31, 2024, the secured bank borrowing amounted to MYR 53,029 was secured by charge over a motor vehicle of the Group.

On November 10, 2025, the Group entered into two borrowing agreements with a financial service provider in Malaysia to borrow MYR 808,000 (USD 199,211), which bears a fixed rate of 4.78% per annum and with maturity date on November 10, 2030.

As of December 31, 2025, the secured bank borrowing amounted to MYR 841,815 (USD 207,548) was secured by charge over three motor vehicles of the Group (note 5).

For the year ended December 31, 2025, interest related to the bank borrowings amounted to MYR 9,424 (USD 2,323) (2024: MYR 4,056).